Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Land	$ 1,131	$ 1,388
Buildings and improvements	48,457	42,408
Machinery, vehicles and equipment	57,130	52,636
Furniture and fixtures	18,251	15,049
Property and equipment, gross	124,969	111,481
Less: accumulated depreciation and amortization	(82,127)	(72,026)
Property and equipment, net	$ 42,842	$ 39,455